RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Schedule of major related parties and their relationships with the Group

a) Related parties

The ultimate holding company
Kingsoft

Entities controlled by Kingsoft
Beijing Kingsoft Cloud Network Technology Corporation Limited (“Beijing Kingsoft Cloud Network”)
Beijing Kingsoft Cloud Technology Corporation Limited (“Beijing Kingsoft Cloud Technology”)
Beijing Kingsoft Digital Entertainment Corporation Limited (“Beijing Kingsoft Digital Entertainment”)
Beijing Kingsoft Office Software Corporation Limited (“Beijing Kingsoft Office Software”)
Beijing Kingsoft Software Corporation Limited (“Beijing Kingsoft Software”)
Chengdu Kingsoft Digital Entertainment Technology Co., Ltd. (“Chengdu Kingsoft Digital Entertainment”)
Chengdu Kingsoft Interactive Entertainment Corporation Limited (“Chengdu Kingsoft Interactive Entertainment”)
Chengdu Westhouse Interactive Entertainment Co., Ltd. (“Chengdu Westhouse Interactive Entertainment”)
Kingsoft Office Software Corporation Limited (“Kingsoft Office Software”)
Kingsoft Japan
Westhouse Corporation Limited (“Westhouse Corporation”)
Zhuhai Kingsoft Application Software Corporation Limited (“Zhuhai Kingsoft Application”)
Zhuhai Kingsoft Software Corporation Limited (“Zhuhai Kingsoft Software”)

Entities controlled by a shareholder of the Company
Shenzhen Tencent Computer Systems Corporation Limited (“Tencent Shenzhen”)
Tencent Technology (Shenzhen) Company Limited (“Tencent Shenzhen”)
Tencent Technology (Beijing) Company Limited (“Tencent Beijing”)
Beijing Starsinhand Technology Limited (“Beijing Starsinhand Technology”)
WeChat International Pte. Ltd. (“WeChat International”)
Sixjoy Hong Kong Limited

Entities controlled by a director of the Company
Xiaomi Technology Company Limited (“Xiaomi Technology”)
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile”)
Beijing Wali Network Technology Co., Ltd. (“Beijing Wali Network Technology”)

Equity investees
Beijing Security System Technology
Beijing Shangyao World Technology Co., Ltd.
Wuhan Antian Information Technology Co., Ltd.
Baomi Information Technology(Shanghai) Co., Ltd.

Schedule of material related party transactions

		For the years ended December 31,
		2013	2014	2015
		RMB	RMB	RMB	US$
Corporate, technical support and leasing services received from:	(i)
Entities controlled by Kingsoft		5,757	6,097	5,639	871
Licensing fees paid to:	(ii)
Entities controlled by Kingsoft		8,400	2,100	—	—
Sub-licensing revenue received from:	(iii)
Entities controlled by Kingsoft		3,381	4,008	5,850	903
Software upgrade services provided to:	(iv)
An entity controlled by Kingsoft		233	—	—	—
Transfer of fixed assets, technology know-how, trademarks and other intellectual properties from:	(v)
An equity investee		1,900	—	—	—
Entities controlled by Kingsoft		2,000	13,580	—	—
Promotion services received from:	(vi)
Entities controlled by Kingsoft		257	24,455	47,743	7,370
An entity controlled by a director of the Company		—	2,924	47,826	7,383
An entity controlled by a shareholder of the Company		—	—	41,599	6,422
An equity investee		—	552	1	—
Online marketing services provided to:	(vii)
Entities controlled by a shareholder of the Company		104,078	78,432	293,510	45,310
An entity controlled by a director of the Company		2,737	4,081	117	18
Entities controlled by Kingsoft		789	1,653	8,087	1,248
Equity investees		—	532	58	9
Research and development services received from:	(viii)
An equity investee		1,333	4,000	4,500	695
Purchase of consumables from:	(ix)
An entity controlled by a director of the Company		1,173	2,398	1,442	223
An equity investee		—	—	201	31
Payment of revenue sharing for online games operations:	(x)
Entities controlled by Kingsoft		—	2,318	1,786	276
An entity controlled by a director of the Company		—	3,084	3,089	477
An equity investee		—	50	—	—
Purchase of exclusive online game operating license from:	(xi)
Entities controlled by Kingsoft		—	13,944	—	—
Online games operating revenue received from:	(xii)
An entity controlled by a director of the Company		—	1,514	2,477	382
Acquisition of equity method investments from:	(xiii)
Kingsoft		—	36,977	—	—
An entity controlled by a shareholder of the Company		—	30,000	—	—
Sales of products to:	(xiv)
An equity investee		—	—	12,701	1,961

(i)

In 2013, 2014 and 2015, the Group entered into agreements with certain entities controlled by Kingsoft, pursuant to which, these entities provided services including corporate, technology support and leasing services to the Group. The expenses related to these services were recognized in the consolidated statements of comprehensive income.

(ii)

In 2011, the Group entered into authorization and licensing agreements with certain entities controlled by Kingsoft to obtain rights to use, redevelop and sub-license certain internet security software copyrights, patents and trademarks for five years for a total consideration of RMB42,000. These agreements were terminated upon the transfer of these assets to the Group in April 2014. The license fees were recognized in the consolidated statements of comprehensive income.

(iii)

In 2009, the Group entered into an exclusive licensing agreement with an entity controlled by Kingsoft, pursuant to which, the entity is granted the exclusive right to use certain internet security software within Japan until November 30, 2015. In November 2013, the Group entered into a framework licensing agreement with the entity to supplement and amend provisions to the original exclusive licensing agreement which primarily to amend the revenue arrangement between the parties. The legal terms and conditions related to share of revenue from mobile related licensing are retroactively effective from January 1, 2013. . In December 2015, the Group entered into a supplemental licensing agreement with the entity to extended the service to December 31,2016. In April 2014, the Group entered into sub-licensing agreement with an entity controlled by Kingsoft and granted the right to use certain trademarks and copyright of software until February 1, 2024. These sub-licensing revenues were recognized in the consolidated statements of comprehensive income.

(iv)

In 2009, the Group entered into an agreement with an entity controlled by Kingsoft to provide upgrade services to the licensed software during the licensing period. The software upgrade service revenues were recognized in the consolidated statements of comprehensive income.

(v)

In 2013, the Group purchased certain fixed assets and software products from an equity investee and an entity controlled by Kingsoft for a cash consideration of RMB1,900 and RMB2,000, respectively. In April 2014, the Group purchased certain internet security software copyrights, patents and trademarks from certain entities controlled by Kingsoft for a cash consideration of RMB13,580 .

(vi)

In 2013, 2014 and 2015, the Group entered into agreements with entities controlled by Kingsoft, an entity controlled by a director of the Company, an entity controlled by a shareholder of the Company and an equity investee for promotion services ranging from three months to one year. The promotion service fees were recognized in the consolidated statements of comprehensive income.

(vii)

On September 27, 2012, the Group entered into a framework agreement with an entity controlled by a shareholder of the Company to provide various forms of online marketing services to this entity. The term of the framework agreement commenced from January 1, 2011 to October 31, 2013. In 2013, 2014 and 2015, the Group entered into a series of agreements with an entity controlled by a director of the Company, entities controlled by a shareholder of the Company, entities controlled by Kingsoft and equity investees to provide online marketing services. These online marketing revenues were recognized in the consolidated statements of comprehensive income.

(viii)

In 2013, the Group entered into an agreement with an equity investee for research and development services. In January 2014 and January 2015, the Group entered into authorization and licensing agreement with the entity to obtain rights to use certain product technology for an amount of RMB4,000 and RMB4,500(US$695) for the year 2014 and 2015, respectively. The research and development expenses were recognized in the consolidated statements of comprehensive income.

(ix)

In 2013, 2014 and 2015, the Group purchased smartphones and other consumables from an entity controlled by a director of the Company and an equity investee of the Company and recognized as property and equipment.

(x)

In 2014 and 2015, the Group entered into agreements and supplemental agreements with entities controlled by Kingsoft, an entity controlled by a director of the Company and an equity investee to obtain the right to operate certain online games developed by these entities. The percentages of revenue sharing to these entities were ranging from 20% to 70% and for a term from one year to two years. The amount incurred arising from the revenue sharing were recognized in the consolidated statements of comprehensive income.

(xi)

In October 2014, the Group entered into exclusive operating agreements with entities controlled by Kingsoft to obtain the license rights to exclusively operate certain mobile games developed by these entities from October 16, 2014 to December 31, 2015. The Group paid a total consideration of RMB13,944.

(xii)

In July 2014, the Group entered into non-exclusive games agreements with an entity controlled by a director of the Company and the revenue from the operation of the games is allocated based on a rate agreed in the agreements.  In 2015, the Group entered into non-exclusive games agreements and supplemental agreements with an entity controlled by a director of the Company. The revenues allocated to the Group were recognized in the consolidated statements of comprehensive income.

(xiii)

In March 2014, the Group entered into an equity transfer agreement with Kingsoft to purchase 20% ordinary shares of Kingsoft Japan, for an aggregate purchase price of JPY614,040,000 (note 4). In August 2014, the Group acquired 22.2% of Moxiu Technology from an entity controlled by a shareholder of the Company for an amount of RMB30,000 (note 4)

(xiv)

In 2015, the Group entered into a series of agreements with an equity investee to sell air purifier for an amount of RMB12,701(US$1,961).The sales of the purifiers were recognized in the consolidated statements of comprehensive income.

Amount due from related parties
RELATED PARTY TRANSACTIONS
Schedule of material related party transactions

	As of December 31,
	2014	2015
	RMB	RMB	US$
Kingsoft	9,892	13,977	2,158
Entities controlled by a shareholder of the Company	28,324	36,639	5,656
Entities controlled by Kingsoft	3,789	3,593	555
Entities controlled by a director of the Company	1,519	2,287	353
Equity investees	46	7,266	1,121

Total	43,570	63,762	9,843

Amount due to related parties
RELATED PARTY TRANSACTIONS
Schedule of material related party transactions

	As of December 31,
	2014	2015
	RMB	RMB	US$
Kingsoft	369	589	91
Entities controlled by Kingsoft	27,167	22,494	3,472
Entities controlled by a director of the Company	1,387	23,421	3,616
Entities controlled by a shareholder of the Company	961	16,039	2,476
Equity investees	1	37	6

Total	29,885	62,580	9,661